S000043008 [Member] Investment Strategy - FlexShares Global Quality Real Estate Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, maximize exposure to quality, value and momentum factors, within a universe of companies operating in the real estate sector. In order to be eligible for inclusion in the Underlying Index, a security must be a constituent of the Northern Trust Global Real Estate Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of publicly-traded equity securities of U.S. and non-U.S. real estate investment trusts (REITs) and real estate operating companies. In addition, the Underlying Index utilizes the proprietary Northern Trust quality factor to identify companies that exhibit strength in profitability, management expertise and cash flow, while value and momentum factors are included to help provide long term capital appreciation and also mitigate risk.
To derive the Underlying Index, NTI, acting in its capacity as index provider (the “Index Provider”), ranks all constituents of the Parent Index using a Northern Trust proprietary blended multi-factor score. This score is designed to measure companies based on the quantitative assess ment of their respective (a) quality (i.e., a factor that seeks to identify companies that exhibit financial strength and stability relative to the Parent Index); (b) value (i.e., a factor reflecting the current worth a company relative to its own historical value, book value or valuation versus peers); and (c) momentum (i.e., a factor that reflects market sentiment and changes in security price over a given time period). The Index Provider then uses an optimization process to select and weight eligible securities in order to maximize the overall blended multi-factor score relative to the Parent Index. The optimization also includes industry group, region, country, style factor, single-security weight, liquidity and turnover constraints so that these index characteristics vary within acceptable bands relative to the Parent Index. A company must meet the following criteria to be eligible for inclusion in the Underlying Index: (a) a constituent of the Parent Index; and (b) it must be classified under the business sector of “Real Estate” by Reference Data Business Classification or have registered as a real estate investment trust under its applicable local tax code. Companies classified under the business activities of Mortgage REITs and Real Estate Services (NEC) by Reference Data Business Classification are excluded from the Underlying Index. The Underlying Index is reconstituted on a quarterly basis. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
As of December 31, 2025, the Underlying Index was comprised of 131 issues with market capitalizations ranging from $937.3 million to $128.2 billion.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular countries or geographic regions. As of December 31, 2025, the Fund focused its investments in the U.S.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Real Estate sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Real Estate sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.